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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended December 31, 2009

                 Check here if Amendment [_]; Amendment Number:
                  This Amendment (Check only one.):
                          [_] is a restatement.
                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
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Name: Endeavour Capital Advisors, Inc. (1)

Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:  Glenn M. Hofsess

Title: Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess            Greenwich, CT           2/12/10
--------------------            -------------           -------
       (Name)                   (City, State)           (Date)

Report Type (Check only one.):
-----------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33 items

Form 13F Information Table Value Total:  $387,394 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                           --------------------------

           COLUMN 1            COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
----------------------------  ----------  ---------  ---------  ----------------------  ----------  --------  ---------------------
                                                                                                                VOTING      VOTING
                               TITLE OF                VALUE     SHRS OR     SH/  PUT/  INVESTMENT   OTHER    AUTHORITY  AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP    (X $1000)   PRN AMT     PRN  CALL  DISCRETION  MANAGERS     SOLE       NONE
----------------------------  ----------  ---------  ---------  ----------  ----  ----  ----------  --------  ---------  ----------
AFLAC INC                        COM      001055102      6,799     147,000    SH           SOLE       NONE       45,260     101,740
ALLIED WRLD ASSUR COM HLDG L     SHS      G0219G203      2,370      51,438    SH           SOLE       NONE       17,025      34,413
AMERICAN FINL GROUP INC OHIO     COM      025932104     15,186     608,677    SH           SOLE       NONE      184,677     424,000
AMERICAN RIVER BANKSHARES        COM      029326105      4,873     620,000    SH           SOLE       NONE      191,000     429,000
ASSURANT INC                     COM      04621X108     13,322     451,896    SH           SOLE       NONE      138,696     313,200
BANK OF AMERICA CORPORATION      COM      060505104     19,144   1,271,167    SH           SOLE       NONE      330,922     940,245
                                UNIT
BANK OF AMERICA CORPORATION   99/99/9999  060505419     19,351   1,297,000    SH           SOLE       NONE      399,200     897,800
BB&T CORP                        COM      054937107     25,792   1,016,631    SH           SOLE       NONE      289,731     726,900
BROWN & BROWN INC                COM      115236101      9,135     508,361    SH           SOLE       NONE      156,718     351,643
CITIGROUP INC                    COM      172967101     12,462   3,765,000    SH           SOLE       NONE      857,400   2,907,600
COBIZ FINANCIAL INC              COM      190897108      6,510   1,370,565    SH           SOLE       NONE      432,465     938,100
COLUMBIA BKG SYS INC             COM      197236102      6,671     412,303    SH           SOLE       NONE      126,425     285,878
FIDELITY NATIONAL FINANCIAL      CL A     31620R105      4,307     320,000    SH           SOLE       NONE       99,200     220,800
GENWORTH FINL INC              COM CL A   37247D106      4,730     416,702    SH           SOLE       NONE      127,642     289,060
GOLDMAN SACHS GROUP INC          COM      38141G104     28,967     171,563    SH           SOLE       NONE       41,735     129,828
HILLTOP HOLDINGS INC             COM      432748101      6,411     550,800    SH           SOLE       NONE      169,600     381,200
HORACE MANN EDUCATORS CORP N     COM      440327104      3,863     309,020    SH           SOLE       NONE       93,702     215,318
JPMORGAN CHASE & CO              COM      46625H100     37,076     889,742    SH           SOLE       NONE      243,192     646,550
LINCOLN NATL CORP IND            COM      534187109      2,140      86,000    SH           SOLE       NONE       26,493      59,507
MGIC INVT CORP WIS               COM      552848103      1,032     178,500    SH           SOLE       NONE       54,400     124,100
MIDSOUTH BANCORP INC             COM      598039105      4,657     335,000    SH           SOLE       NONE      103,100     231,900
NATIONAL PENN BANCSHARES INC     COM      637138108     11,014   1,902,268    SH           SOLE       NONE      586,192   1,316,076
NEW YORK CMNTY BANCORP INC       COM      649445103     16,509   1,137,792    SH           SOLE       NONE      783,892     353,900
NORTHWEST BANCSHARES             COM      667340103      3,967     352,000    SH           SOLE       NONE      108,400     243,600
OCWEN FINL CORP                COM NEW    675746309      6,978     729,123    SH           SOLE       NONE      223,179     505,944
PACWEST BANCORP DEL              COM      695263103        657      32,608    SH           SOLE       NONE       10,000      22,608
PRUDENTIAL FINL INC              COM      744320102     13,039     262,031    SH           SOLE       NONE       77,231     184,800
TORCHMARK CORP                   COM      891027104      1,411      32,100    SH           SOLE       NONE        9,788      22,312
UMPQUA HLDGS CORP                COM      904214103      5,604     417,908    SH           SOLE       NONE      128,118     289,790
US BANCORP DEL                 COM NEW    902973304     32,714   1,453,300    SH           SOLE       NONE      429,393   1,023,907
WASHINGTON FED INC               COM      938824109      5,417     280,095    SH           SOLE       NONE       85,678     194,417
WELLS FARGO & CO NEW             COM      949746101     44,302   1,641,431    SH           SOLE       NONE      427,968   1,213,463
WHITNEY HLDG CORP                COM      966612103     10,986   1,205,900    SH           SOLE       NONE      371,290     834,610
                                                     ---------  ----------                                    ---------  ----------
                                                       387,394  24,223,921                                    7,369,712  16,854,209
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